Summary of Significant Accounting Policies: (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies: [Abstract]
Schedule of useful life of property, plant and equipment

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Reduction in earnings per share

	2012	2011	2010
Dividend on preferred shares	$1,006,886	920,000	920,000
Accretion dividend on preferred shares	222,360	111,180	111,180

Total cost of preferred stock	$1,229,246	1,031,180	1,031,180

Reduction in earnings per share to common stockholders:
Basic	$0.16	$0.14	$0.18

Fully diluted	$0.16	$0.14	$0.18

Weighted average shares outstanding -basic	7,486,445	7,460,294	5,732,495

Weighted average shares outstanding -diluted	7,486,445	7,460,294	5,732,495